Trade receivables and others (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of trade receivables and other
Trade receivables and others are analyzed as follows:

	Year ended December 31,
(in thousands of euro)	2020	2021	2022
Other receivables	741	814	61
Research tax credit(1)	—	10,310	25,904
Other tax credits	333	333	361
Prepaid expenses (2)	6,833	2,582	4,672
VAT refund	2,208	1,170	1,614
Trade account receivables (3)	10,585	846	3,080
Prepayments made to suppliers	1,114	2,364	2,652
Receivables and others - current	21,815	18,420	38,345
Research tax credit(1)	29,821	29,821	13,018
Prepaid expenses (2)	—	—	1,081
Receivables and others - non-current	29,821	29,821	14,099
Trade receivables and others - excluding rebate related to capital expenditures	51,635	48,241	52,445

(1)In accordance with the principles described in Note 2.q, the research tax credit (Crédit d’Impôt Recherche or “CIR”) is recognized as other operating income in the year to which the eligible research expenditure relates. The amount of €13,018 thousand recognized in non-current receivables corresponds to the CIR for the 2020 tax year following the fact that the Company no longer met the eligibility criteria for the SME status as of December 31, 2019. Thus, the CIR for the 2020 represented a non-current receivable which will in principle be offset against the French corporate income tax due by the Company with respect to the three following years, or refunded if necessary upon expiry of such a period. Since December 2020, the Company has ensured that the eligibility criteria for the SME status are met again. As a result, the CIR related to the 2021 tax year which amounted €10,302 thousand has been refunded in advance by the French Treasury to the Company. This amount was received by the Company on November 16, 2022. The Company is also eligible for the early repayment by the French treasury of the 2022 Research Tax Credit during the fiscal year 2023 for an amount of €9,167 thousand and also the CIR related to the 2019 tax year for an amount of €16,737 thousand given the expiry of the three-year period (see note 2.q).
(2)As of December 31, 2022, the prepaid expenses include an amount of €1,256 thousand relating to the guarantee fees in line with the two State Guaranteed Loans from Société Générale and BNP Paribas. Following the extension of these two loans repayment for an additional period, the full amount of the guarantee fee over the additional five-year period has been recognized as an operating expense in 2022. As of December 31, 2022, an adjustment is made through the prepaid accounts to reflect the fact that the expenses are related to the fiscal year (see note 9).
(3)As of December 31, 2022, the amount is entirely comprised of the receivables from AstraZeneca for an amount of €1,775 thousand and €1,303 thousand in line with the performance of research and development services under the monalizumab and IPH5201 collaboration agreements, respectively. As a reminder, as of December 31, 2020, the amount included a receivable of €8,400 thousands (including €1,400 thousand of value added tax) linked to the collaboration and licensing agreement signed with Sanofi in January 2016. This receivable resulted from the decision taken by Sanofi to advance IPF6101/SAR443579 towards regulatory preclinical studies for the study of a new investigational drug. This payment was received by the Company in January 2021.